                           Retirement Income Builder
                            Variable Annuity Account
                        Semi-Annual Report June 30, 1997

                       THIS PAGE LEFT BLANK INTENTIONALLY

DEAR VALUED POLICYHOLDER:

We are pleased to present the Semi-Annual Report of the Retirement Income Builder Variable Annuity Account for the period ending June 30, 1997. This report contains information on the following subaccounts:

  Variable Insurance Products Fund:
    Money Market
    High Income
    Equity Income
    Growth
    Overseas

  Variable Insurance Products Fund II:
    Investment Grade Bond
    Asset Manager
    Asset Manager Growth
    Contrafund
    Index 500

  Variable Insurance Products Fund III:
    Growth Opportunities
    Growth & Income
    Balanced

We are pleased that you have chosen the Retirement Income Builder Variable Annuity to be part of your financial future. We look forward to serving you in the future.


Sincerely,

LOGO
William L. Busler
President
PFL Life Insurance Company

This report may be distributed only to current policyholders or to persons who have received current prospectuses of the variable annuity and the underlying funds.

THE RETIREMENT INCOME BUILDER VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

BALANCE SHEET
June 30, 1997 (Unaudited)

                                        MONEY       HIGH      EQUITY
                                        MARKET     INCOME     INCOME     GROWTH
                             TOTAL    SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                          ----------- ---------- ---------- ---------- ----------
ASSETS
Cash....................  $        30        25       --          --        --
Investments in mutual
 funds, at current
 market value (Note 2):
  Variable Insurance
   Products Fund--Money
   Market Portfolio.....    3,125,597 3,125,597       --          --        --
  Variable Insurance
   Products Fund--High
   Income Portfolio.....      434,223       --    434,223         --        --
  Variable Insurance
   Products Fund--Equity
   Income Portfolio.....    1,239,693       --        --    1,239,693       --
  Variable Insurance
   Products Fund--Growth
   Portfolio............      920,665       --        --          --    920,665
  Variable Insurance
   Products Fund--
   Overseas Portfolio...      419,195       --        --          --        --
  Variable Insurance
   Products Fund II--
   Investment Grade Bond
   Portfolio............      800,974       --        --          --        --
  Variable Insurance
   Products Fund II--
   Asset Manager
   Portfolio............      375,190       --        --          --        --
  Variable Insurance
   Products Fund II--
   Asset Manager Growth
   Portfolio............      417,822       --        --          --        --
  Variable Insurance
   Products Fund II--
   Contrafund
   Portfolio............    1,046,874       --        --          --        --
  Variable Insurance
   Products Fund II--
   Index 500 Portfolio..    1,260,864       --        --          --        --
  Variable Insurance
   Products Fund III--
   Growth Opportunities
   Portfolio............       75,072       --        --          --        --
  Variable Insurance
   Products Fund III--
   Growth & Income
   Portfolio............       27,013       --        --          --        --
  Variable Insurance
   Products Fund III--
   Balanced Portfolio...        3,390       --        --          --        --
                          ----------- ---------   -------   ---------   -------
  Total Investments in
   Mutual Funds.........   10,146,572 3,125,597   434,223   1,239,693   920,665
                          ----------- ---------   -------   ---------   -------
 Total Assets...........  $10,146,602 3,125,622   434,223   1,239,693   920,665
                          =========== =========   =======   =========   =======
LIABILITIES AND CONTRACT
 OWNERS' EQUITY
Liabilities:
  Contract terminations
   payable..............  $       116       --          1          25        19
                          ----------- ---------   -------   ---------   -------
  Total Liabilities.....          116       --          1          25        19
Contract Owners' Equity:
Deferred annuity
 contracts terminable by
 owners (Note 3)........   10,146,486 3,125,622   434,222   1,239,668   920,646
                          ----------- ---------   -------   ---------   -------
  Total Liabilities and
   Contract Owners'
   Equity...............  $10,146,602 3,125,622   434,223   1,239,693   920,665
                          =========== =========   =======   =========   =======

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------



                                    ASSET
            INVESTMENT   ASSET     MANAGER                            GROWTH      GROWTH &
 OVERSEAS   GRADE BOND  MANAGER     GROWTH   CONTRAFUND INDEX 500  OPPORTUNITIES   INCOME    BALANCED
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT
----------  ---------- ---------- ---------- ---------- ---------- ------------- ---------- ----------
     --          --         --         --          --         --           1            1         3
     --          --         --         --          --         --         --           --        --
     --          --         --         --          --         --         --           --        --
     --          --         --         --          --         --         --           --        --
     --          --         --         --          --         --         --           --        --
 419,195         --         --         --          --         --         --           --        --
     --      800,974        --         --          --         --         --           --        --
     --          --     375,190        --          --         --         --           --        --
     --          --         --     417,822         --         --         --           --        --
     --          --         --         --    1,046,874        --         --           --        --
     --          --         --         --          --   1,260,864        --           --        --
     --          --         --         --          --         --      75,072          --        --
     --          --         --         --          --         --         --        27,013       --
     --          --         --         --          --         --         --           --      3,390
 -------     -------    -------    -------   ---------  ---------     ------       ------     -----
 419,195     800,974    375,190    417,822   1,046,874  1,260,864     75,072       27,013     3,390
 -------     -------    -------    -------   ---------  ---------     ------       ------     -----
 419,195     800,974    375,190    417,822   1,046,874  1,260,864     75,073       27,014     3,393
 =======     =======    =======    =======   =========  =========     ======       ======     =====
       6         --           5          5          29         26        --           --        --
 -------     -------    -------    -------   ---------  ---------     ------       ------     -----
       6         --           5          5          29         26        --           --        --
 419,189     800,974    375,185    417,817   1,046,845  1,260,838     75,073       27,014     3,393
 -------     -------    -------    -------   ---------  ---------     ------       ------     -----
 419,195     800,974    375,190    417,822   1,046,874  1,260,864     75,073       27,014     3,393
 =======     =======    =======    =======   =========  =========     ======       ======     =====

THE RETIREMENT INCOME BUILDER VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997, Except Where Noted (Unaudited)

                                      MONEY       HIGH      EQUITY
                                      MARKET     INCOME     INCOME     GROWTH
                            TOTAL   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                          --------- ---------- ---------- ---------- ----------
NET INVESTMENT INCOME
 (LOSS)
Income:
 Dividends..............  $  18,558    17,167      240         207         75
Expenses (Note 5):
 Mortality and expense
  risk charge...........     16,148     4,068      484       2,423      2,188
                          --------- ---------    -----      ------     ------
   Net Investment income
    (loss)..............      2,410    13,099     (244)     (2,216)    (2,113)
                          --------- ---------    -----      ------     ------
NET REALIZED &
 UNREALIZED CAPITAL GAIN
 FROM INVESTMENTS
Net realized capital
 gain (loss) from sales
 of investments:
 Proceeds from sales....  3,312,483 3,286,581      654       4,919      4,122
 Cost of investments
  sold..................  3,310,718 3,286,581      659       4,621      3,821
                          --------- ---------    -----      ------     ------
Net realized capital
 gain (loss) from sales
 of investments.........      1,765       --        (5)        298        301
                          --------- ---------    -----      ------     ------
Net change in unrealized
 appreciation of
 investments:
 Beginning of the
  period................        --        --       --          --         --
 End of the period......    341,525       --     6,960      71,412     55,364
                          --------- ---------    -----      ------     ------
Net change in unrealized
 appreciation of
 investments............    341,525       --     6,960      71,412     55,364
                          --------- ---------    -----      ------     ------
Net realized and
 unrealized capital gain
 from investments.......    343,290       --     6,955      71,710     55,665
                          --------- ---------    -----      ------     ------
INCREASE FROM
 OPERATIONS.............  $ 345,700    13,099    6,711      69,494     53,552
                          ========= =========    =====      ======     ======

/1/ Period from May 3, 1997 (commencement of operations) to June 30, 1997.


                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


                                    ASSET
            INVESTMENT   ASSET     MANAGER                            GROWTH       GROWTH &
 OVERSEAS   GRADE BOND  MANAGER     GROWTH   CONTRAFUND INDEX 500  OPPORTUNITIES    INCOME       BALANCED
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT/1/ SUBACCOUNT/1/ SUBACCOUNT/1/
----------  ---------- ---------- ---------- ---------- ---------- ------------- ------------- -------------
     388        119           1        220         66         70           1            1             3
     503        728         581        554      1,819      2,717          69            9             5
  ------      -----      ------     ------     ------     ------       -----          ---           ---
    (115)      (609)       (580)      (334)    (1,753)    (2,647)        (68)          (8)           (2)
  ------      -----      ------     ------     ------     ------       -----          ---           ---
     247         88       9,373      2,819        528      3,141           7            2             2
     253         92       8,841      2,509        523      2,807           7            2             2
  ------      -----      ------     ------     ------     ------       -----          ---           ---
      (6)        (4)        532        310          5        334         --           --            --
  ------      -----      ------     ------     ------     ------       -----          ---           ---
     --         --          --         --         --         --          --           --            --
  19,657      4,860      14,378     16,303     72,058     78,001       1,965          409           158
  ------      -----      ------     ------     ------     ------       -----          ---           ---
  19,657      4,860      14,378     16,303     72,058     78,001       1,965          409           158
  ------      -----      ------     ------     ------     ------       -----          ---           ---
  19,651      4,856      14,910     16,613     72,063     78,335       1,965          409           158
  ------      -----      ------     ------     ------     ------       -----          ---           ---
  19,536      4,247      14,330     16,279     70,310     75,688       1,897          401           156
  ======      =====      ======     ======     ======     ======       =====          ===           ===

THE RETIREMENT INCOME BUILDER VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Months Ended June 30, 1997, Except Where Noted (Unaudited)

                                                MONEY        HIGH      EQUITY
                                                MARKET      INCOME     INCOME
                                    TOTAL     SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                                 -----------  ----------  ---------- ----------
OPERATIONS
 Net investment income (loss)..  $     2,410      13,099      (244)     (2,216)
 Net realized capital gain
  (loss).......................        1,765         --         (5)        298
 Net change in unrealized
  appreciation.................      341,525         --      6,960      71,412
                                 -----------  ----------   -------   ---------
 Increase from operations......      345,700      13,099     6,711      69,494
                                 -----------  ----------   -------   ---------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments.....................    6,436,644   5,867,758    46,208      60,743
 Transfers between funds.......    3,366,736  (2,755,235)  381,346   1,110,067
 Contract terminations,
  withdrawals, and other
  deductions...................       (2,594)        --        (43)       (636)
                                 -----------  ----------   -------   ---------
 Increase from contract
  transactions.................    9,800,786   3,112,523   427,511   1,170,174
                                 -----------  ----------   -------   ---------
 Net increase in contract
  owners' equity...............   10,146,486   3,125,622   434,222   1,239,668
CONTRACT OWNERS' EQUITY
 Beginning of period...........          --          --        --          --
                                 -----------  ----------   -------   ---------
 End of period.................  $10,146,486   3,125,622   434,222   1,239,668
                                 ===========  ==========   =======   =========

/1/ Period from May 3, 1997 (commencement of operations) to June 30, 1997.


                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


                                               ASSET
                       INVESTMENT   ASSET     MANAGER                              GROWTH       GROWTH &
  GROWTH     OVERSEAS  GRADE BOND  MANAGER     GROWTH   CONTRAFUND  INDEX 500   OPPORTUNITIES    INCOME       BALANCED
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT/1/ SUBACCOUNT/1/ SUBACCOUNT/1/
----------  ---------- ---------- ---------- ---------- ----------  ----------  ------------- ------------- -------------
  (2,113)       (115)      (609)      (580)      (334)     (1,753)     (2,647)        (68)           (8)           (2)
     301          (6)        (4)       532        310           5         334         --            --            --
  55,364      19,657      4,860     14,378     16,303      72,058      78,001       1,965           409           158
 -------     -------    -------    -------    -------   ---------   ---------      ------        ------         -----
  53,552      19,536      4,247     14,330     16,279      70,310      75,688       1,897           401           156
 -------     -------    -------    -------    -------   ---------   ---------      ------        ------         -----
  55,466      48,267    181,602      7,310     65,135      24,249      73,906       2,000         2,000         2,000
 811,847     351,617    615,233    353,545    336,622     952,788   1,111,880      71,176        24,613         1,237
    (219)       (231)      (108)       --        (219)       (502)       (636)        --            --            --
 -------     -------    -------    -------    -------   ---------   ---------      ------        ------         -----
 867,094     399,653    796,727    360,855    401,538     976,535   1,185,150      73,176        26,613         3,237
 -------     -------    -------    -------    -------   ---------   ---------      ------        ------         -----
 920,646     419,189    800,974    375,185    417,817   1,046,845   1,260,838      75,073        27,014         3,393
     --          --         --         --         --          --          --          --            --            --
 -------     -------    -------    -------    -------   ---------   ---------      ------        ------         -----
 920,646     419,189    800,974    375,185    417,817   1,046,845   1,260,838      75,073        27,014         3,393
 =======     =======    =======    =======    =======   =========   =========      ======        ======         =====

THE RETIREMENT INCOME BUILDER VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Organization--The Retirement Income Builder Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Money Market, High Income, Equity Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Asset Manager Growth, Contrafund and Index 500 commenced operations January 2, 1997. The Growth Opportunities, Growth & Income and Balanced subaccounts commenced operations May 3, 1997.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments--Net purchase payments received by the Mutual Fund Account are invested in the portfolio of the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III, as selected by the contract owner. Investments are stated at the closing net asset values per share as of June 30, 1997. Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income--Dividends received from the mutual fund investments are reinvested to purchase additional mutual fund shares.

2. INVESTMENTS

A summary of the mutual fund investment at June 30, 1997 follows:

                                      NUMBER   NET ASSET
                                     OF SHARES   VALUE     MARKET
                                       HELD    PER SHARE    VALUE       COST
                                     --------- --------- ----------- ----------
VARIABLE INSURANCE PRODUCTS FUND
Money Market Portfolio.............  3,125,597  $ 1.00   $ 3,125,597 $3,125,597
High Income Portfolio..............     34,933   12.43       434,223    427,263
Equity Income Portfolio............     56,196   22.06     1,239,693  1,168,281
Growth Portfolio...................     26,920   34.20       920,665    865,301
Overseas Portfolio.................     20,918   20.04       419,195    399,538
VARIABLE INSURANCE PRODUCTS FUND II
Investment Grade Bond Portfolio....     67,650   11.84       800,974    796,114
Asset Manager Portfolio............     22,602   16.60       375,190    360,812
Asset Manager Growth Portfolio.....     27,985   14.93       417,822    401,519
Contrafund Portfolio...............     58,387   17.93     1,046,874    974,816
Index 500 Portfolio................     12,168  103.62     1,260,864  1,182,863
VARIABLE INSURANCE PRODUCTS FUND
 III
Growth Opportunities Portfolio.....      4,385   17.12        75,072     73,107
Growth & Income Portfolio..........      2,351   11.49        27,013     26,604
Balanced Portfolio.................        249   13.61         3,390      3,232
                                                         ----------- ----------
                                                         $10,146,572 $9,805,047
                                                         =========== ==========

THE RETIREMENT INCOME BUILDER VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------


3. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at June 30, 1997 follows:

RETURN OF PREMIUM DEATH BENEFIT

                                                     ACCUMULATION
                                        ACCUMULATION     UNIT         TOTAL
      SUBACCOUNT                        UNITS OWNED     VALUE     CONTRACT VALUE
      ----------                        ------------ ------------ --------------
Money Market...........................  1,928,635    $1.019296     $1,965,850
High Income............................    267,952     1.072274        287,318
Equity Income..........................    654,562     1.164343        762,135
Growth.................................    526,678     1.141922        601,425
Overseas...............................    247,363     1.168231        288,978
Investment Grade Bond..................    684,754     1.025295        702,074
Asset Manager..........................    218,942     1.107771        242,538
Asset Manager Growth...................    304,554     1.137084        346,303
Contrafund.............................    642,918     1.120191        720,191
Index 500..............................    772,011     1.200206        926,572
Growth Opportunities...................      7,913     1.098455          8,693
Growth & Income........................      4,258     1.110836          4,730
Balanced...............................      1,635     1.076840          1,762
                                                                    ----------
                                                                    $6,858,569
                                                                    ==========

STEP-UP DEATH BENEFIT
5% ANNUAL COMPOUNDING DEATH BENEFIT

                                        ACCUMULATION     UNIT         TOTAL
      SUBACCOUNT                        UNITS OWNED     VALUE     CONTRACT VALUE
      ----------                        ------------ ------------ --------------
Money Market...........................  1,136,993    $1.020034     $1,159,772
High Income............................    136,903     1.073051        146,904
Equity Income..........................    409,830     1.165197        477,533
Growth.................................    279,344     1.142753        319,221
Overseas...............................    111,379     1.169078        130,211
Investment Grade Bond..................     96,390     1.026038         98,900
Asset Manager..........................    119,655     1.108573        132,647
Asset Manager Growth...................     62,847     1.137908         71,514
Contrafund.............................    291,393     1.121008        326,654
Index 500..............................    278,305     1.201078        334,266
Growth Opportunities...................     60,415     1.098725         66,380
Growth & Income........................     20,054     1.111108         22,284
Balanced...............................      1,513     1.077102          1,631
                                                                    ----------
                                                                    $3,287,917
                                                                    ==========

A summary of changes in contract owners' account units follows:

                           MONEY        HIGH      EQUITY                         INVESTMENT   ASSET
                           MARKET      INCOME     INCOME     GROWTH    OVERSEAS  GRADE BOND  MANAGER
                         SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                         ----------  ---------- ---------- ---------- ---------- ---------- ----------
Units outstanding at
 1/1/97.................        --        --          --        --         --         --         --
Units purchased.........  5,783,031    43,084      53,643    48,497     42,211    176,376      6,802
Units redeemed and
 transferred............ (2,717,403)  361,771   1,010,749   757,525    316,531    604,768    331,795
                         ----------   -------   ---------   -------    -------    -------    -------
Units outstanding at
 6/30/97................  3,065,628   404,855   1,064,392   806,022    358,742    781,144    338,597
                         ==========   =======   =========   =======    =======    =======    =======

THE RETIREMENT INCOME BUILDER VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------


3. CONTRACT OWNERS' EQUITY (CONTINUED)

                           ASSET
                          MANAGER                            GROWTH      GROWTH &
                           GROWTH   CONTRAFUND INDEX 500  OPPORTUNITIES   INCOME    BALANCED
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT
                         ---------- ---------- ---------- ------------- ---------- ----------
Units outstanding at
 1/1/97.................      --         --          --         --           --        --
Units purchased.........   58,455     23,244      62,908      2,000        2,000     2,000
Units redeemed and
 transferred............  308,946    911,067     987,408     66,328       22,312     1,148
                          -------    -------   ---------     ------       ------     -----
Units outstanding at
 6/30/97................  367,401    934,311   1,050,316     68,328       24,312     3,148
                          =======    =======   =========     ======       ======     =====

At June 30, 1997 contract owners' equity was comprised of:

                                       MONEY       HIGH      EQUITY                         INVESTMENT   ASSET
                                       MARKET     INCOME     INCOME     GROWTH    OVERSEAS  GRADE BOND  MANAGER
                            TOTAL    SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                         ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Unit transactions,
 accumulated net
 investment income and
 realized capital
 gains.................. $ 9,804,961 3,125,622   427,262   1,168,256   865,282    399,532    796,114    360,807
Adjustment for
 appreciation to market
 value..................     341,525       --      6,960      71,412    55,364     19,657      4,860     14,378
                         ----------- ---------   -------   ---------   -------    -------    -------    -------
Total Contract Owners'
 Equity................. $10,146,486 3,125,622   434,222   1,239,668   920,646    419,189    800,974    375,185
                         =========== =========   =======   =========   =======    =======    =======    =======

                           ASSET
                          MANAGER                            GROWTH     GROWTH &
                           GROWTH   CONTRAFUND INDEX 500  OPPORTUNITIE   INCOME    BALANCED
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                         ---------- ---------- ---------- ------------ ---------- ----------
Unit transactions,
 accumulated net
 investment income and
 realized capital
 gains..................  401,514     974,787  1,182,837     73,108      26,605     3,235
Adjustment for
 appreciation to market
 value..................   16,303      72,058     78,001      1,965         409       158
                          -------   ---------  ---------     ------      ------     -----
Total Contract Owners'
 Equity.................  417,817   1,046,845  1,260,838     75,073      27,014     3,393
                          =======   =========  =========     ======      ======     =====

4. TAXES
Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5. ADMINISTRATIVE AND MORTALITY RISK CHARGE
Administrative charges include an annual charge of $30 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account. PFL LIfe also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses.

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

THE RETIREMENT INCOME BUILDER VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------


6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                     COMMENCEMENT OF OPERATIONS
                                                          TO JUNE 30, 1997
                                                     --------------------------
                                                       PURCHASES      SALES
                                                     --------------------------
VARIABLE INSURANCE PRODUCTS FUND
Money Market Portfolio.............................. $   6,412,178 $  3,286,581
High Income Portfolio...............................       427,922          654
Equity Income Portfolio.............................     1,172,902        4,919
Growth Portfolio....................................       869,122        4,122
Overseas Portfolio..................................       399,791          247
VARIABLE INSURANCE PRODUCTS FUND II
Investment Grade Bond Portfolio.....................       796,206           88
Asset Manager Portfolio.............................       369,653        9,373
Asset Manager Growth Portfolio......................       404,028        2,819
Contrafund Portfolio................................       975,339          528
Index 500 Portfolio.................................     1,185,670        3,141
VARIABLE INSURANCE PRODUCTS FUND III
Growth Opportunities Portfolio......................        73,114            7
Growth & Income Portfolio...........................        26,606            2
Balanced Portfolio..................................         3,234            2
                                                     ------------- ------------
                                                     $  13,115,765 $  3,312,483
                                                     ============= ============

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N.INC/897 SA